Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Operating lease cost	$ 163,195	$ 368,058	$ 518,798
Short-term lease cost	$ 39,057	$ 2,344	14,149
weighted average remaining lease term	3 years 7 months 6 days	3 years 10 months 24 days
weighted average discount rate	4.40%	4.50%
Lessee operating lease, lease not yet commenced contract value	$ 33,523
General and Administrative Expense [Member] | Selected Learning Centre [Member]
Impairment losses on operating lease right of use assets	$ 0	$ 19,580	$ 4,228